Statement of Additional Information Supplement
February 1, 1999

IDS Tax-Free Money Fund, Inc. S-6433-20 P (2/98)

The Transfer Agency Agreement paragraph has been revised to state the following fee:

The rate is $24.00.

Form S-6389 A (2/99)
Valid until next prospectus update.
Destroy January 31, 2000